Management of Financial Risk (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Basic Office Lease		$ 0		$ 0
Advance Royalty Payments				215
Total		0		215
Basic Office Lease	$ 321		$ 406
Less than 1 Year | Management of Financial Risk
Statement [Line Items]
Advance Royalty Payments				35
Total		0		35
Basic Office Lease		0		0
3 - 5 Years
Statement [Line Items]
Basic Office Lease	60		148
3 - 5 Years | Management of Financial Risk
Statement [Line Items]
Advance Royalty Payments				75
Total		0		75
Basic Office Lease		0		0
1 - 3 Years
Statement [Line Items]
Basic Office Lease	175		173
1 - 3 Years | Management of Financial Risk
Statement [Line Items]
Advance Royalty Payments				105
Total		0		105
Basic Office Lease		0		0
After 5 Years
Statement [Line Items]
Basic Office Lease	$ 0		$ 0
After 5 Years | Management of Financial Risk
Statement [Line Items]
Advance Royalty Payments				0
Total		0		0
Basic Office Lease		$ 0		$ 0